Pay vs Performance Disclosure - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	May 31, 2024	Feb. 29, 2024	May 31, 2023	Feb. 28, 2023	May 31, 2024	May 31, 2023	Sep. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,866)	$ 834,222	$ 833,693	$ 961,869	$ 1,027,128	$ 1,667,915	$ 1,988,997	$ (62,741)	$ 3,673,548	$ 906,058